UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2009

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust
The fund's portfolio
7/31/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (181.0%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.8%)
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	$3,000,000	$2,899,140
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	1,200,000	1,128,264
			4,027,404

Alaska (0.2%)
Northern Tobacco Securitization Corp. Rev. Bonds,
5 1/2s, 6/1/29 (Prerefunded)	Aaa	750,000	800,130

Arizona (3.8%)
AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A
5s, 1/1/15 (SEG)	AA-	3,890,000	4,058,592
5s, 1/1/14	AA-	1,000,000	1,045,670
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	1,250,000	1,415,513
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,300,000	3,324,816
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BB+/P	445,000	450,220
Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.),
5s, 5/15/26	A-	800,000	790,656
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	2,130,000	1,885,817
Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 5 1/4s, 7/1/32	A2	1,000,000	933,030
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. New Mexico), Ser. A, 6.3s, 12/1/26	Baa3	3,200,000	3,199,808
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,390,691
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Class A, 5 1/4s, 9/1/30	A3	1,500,000	1,419,360
			19,914,173

Arkansas (2.2%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa1	3,000,000	3,223,890
Baxter Cnty., Hosp. Rev. Bonds, Ser. B, 5 5/8s, 9/1/28
(Prerefunded)	Baa2	2,000,000	2,083,680
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	2,100,000	2,016,944
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	325,000	329,700
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	Aaa	1,500,000	1,441,005
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B
5s, 2/1/25	Baa1	1,750,000	1,639,698
5s, 2/1/11	Baa1	500,000	512,090
			11,247,007

California (14.8%)
ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC,
zero %, 8/1/20	A1	1,500,000	819,165
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, zero %, 8/1/23	A+	1,000,000	453,890
CA Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5s, 11/1/21	A2	1,500,000	1,511,670
(Loyola-Marymount U.), MBIA, zero %, 10/1/21	A2	1,300,000	662,519
CA Hlth. Fac. Fin. Auth. Rev. Bonds

(Sutter Hlth.), Ser. A, MBIA, 5 3/8s, 8/15/30	AA	2,500,000	2,526,475
AMBAC, 5.293s, 7/1/17	Aaa	2,400,000	2,404,488
CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	Aa2	5,000,000	4,074,700
Ser. K, 4 5/8s, 8/1/26	Aa2	10,000,000	8,668,200
CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas &
Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A	2,500,000	2,179,975
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	850,000	715,148
CA State G.O. Bonds
5 1/8s, 4/1/23	A1	1,750,000	1,782,970
5s, 5/1/23	A1	3,000,000	3,035,700
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A,
5 1/2s, 5/1/11	Aa3	1,000,000	1,071,210
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	5,250,000	4,699,538
CA Statewide Cmnty., Dev. Auth. Rev. Bonds (Huntington
Memorial Hosp.), 5s, 7/1/21	A+	250,000	247,878
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	790,000	656,229
Chula Vista COP, MBIA, 5s, 8/1/32	AA	4,000,000	4,020,520
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	1,915,000	1,733,496
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded)	Aaa	1,025,000	1,112,576
Ser. A-1, 5s, 6/1/33	BBB	950,000	741,162
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.),
5 3/4s, 8/10/18	Aa2	6,000,000	6,779,460
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	900,000	846,747
Redwood City, Elementary School Dist. G.O. Bonds,
FGIC, zero %, 8/1/21	A+	1,990,000	1,018,999
Rocklin, Unified School Dist. G.O. Bonds, FGIC, zero
%, 8/1/27	A1	2,000,000	691,740
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01, 5s, 9/1/20	BB/P	1,200,000	1,128,348
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.), Ser. 97-01
5s, 9/1/29	BB/P	1,185,000	1,042,990
5s, 9/1/18	BB/P	1,035,000	999,996
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), MBIA, 5s, 7/1/19	AA	3,000,000	2,970,060
San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A,
MBIA, 6 1/2s, 8/1/17	AA	5,000,000	5,801,700
San Diego Cnty., COP, AMBAC, 5 5/8s, 9/1/12	AA	6,000,000	6,106,200
San Juan, Unified School Dist. G.O. Bonds, FSA, zero
%, 8/1/19	Aaa	1,000,000	601,480
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB+/F	2,700,000	302,616
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	685,000	697,714
Vernon, Natural Gas Fin. Auth. Mandatory Put Bonds,
Ser. A-4, MBIA, 5s, 8/3/09	AAA	4,725,000	4,748,341
			76,853,900

Colorado (3.5%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	298,844
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	1,375,000	1,359,738
(Evangelical Lutheran), 5s, 6/1/29	A3	850,000	755,234
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
B, zero %, 9/1/35 (Prerefunded)	Aaa	27,000,000	3,882,600
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	3,220,000	3,538,490
6 3/8s, 12/15/30	A3	3,280,000	3,394,866
CO State Hsg. Fin. Auth. Rev. Bonds (Single Fam.)
Ser. B-2 , 7s, 5/1/26	Aaa	25,000	25,735
Ser. B-3, 6.8s, 11/1/28	Aaa	20,000	20,104
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	AA	1,770,000	1,920,061
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. C1, MBIA,
5 1/2s, 9/1/24	AAA	1,250,000	1,280,813
U. of CO. Enterprise Syst. Rev. Bonds, FGIC, 5s, 6/1/26	Aa3	1,650,000	1,671,764
			18,148,249

Delaware (0.1%)
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/30	BBB-	700,000	597,443

District of Columbia (1.6%)
DC G.O. Bonds, Ser. B, FSA, 5 1/4s, 6/1/26	Aaa	2,640,000	2,673,502
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/28	AA-	5,550,000	5,564,651
			8,238,153

Florida (6.9%)
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	2,500,000	1,989,775
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist

Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	3,395,000	3,364,920
FL Hsg. Fin. Corp. Rev. Bonds (Homeowner Mtge.), Ser.
5, 5s, 7/1/34	Aa1	515,000	514,603
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A
5 1/4s, 6/1/20	BBB+	2,000,000	1,980,760
5 1/4s, 6/1/19	BBB+	2,200,000	2,198,020
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds
(Tampa Elec. Co.), Ser. B, 5.15s, 9/1/13	Baa2	475,000	473,100
AMBAC, 5s, 3/15/12	AAA	625,000	627,219
Jacksonville, Hlth. Fac. Auth. Rev. Bonds (Brooks
Hlth. Syst.), 5s, 11/1/27	A	1,500,000	1,352,310
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	336,464
Lee Cnty., Rev. Bonds, XLCA, 5s, 10/1/25	Aa3	2,500,000	2,468,650
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Alliance Cmnty.), Ser. C, 5 1/2s, 11/15/29
(Prerefunded)	AAA	2,000,000	2,108,880
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.)
Ser. A, 6.8s, 11/15/31	Ba1	1,000,000	999,970
5 3/8s, 11/15/28	BB+	2,000,000	1,708,200
Miami-Dade Cnty., Aviation Rev. Bonds (Miami Intl.
Arpt.), Ser. A, AGO, 5 1/4s, 10/1/33	Aaa	5,000,000	4,752,050
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	750,000	749,250
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Hosp. Hlth.
Care), Ser. E
6s, 10/1/26	A2	2,940,000	3,007,473
6s, 10/1/26 (Prerefunded)	A2	60,000	63,391
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	2,440,000	1,989,430
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/09	BB-/P	2,030,000	1,475,810
South Broward, Hosp. Dist. Rev. Bonds, MBIA, 4 3/4s,
5/1/28	AA	1,500,000	1,405,155
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	1,500,000	1,145,715
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer &
Research Inst.), Ser. A, 5 3/4s, 7/1/29	A3	500,000	503,420
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	500,000	416,975
			35,631,540

Georgia (6.4%)
Atlanta, Wtr. & Waste Wtr. VRDN, Ser. C, FSA, 2.4s,
11/1/41	VMIG1	7,700,000	7,700,000
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Ser. C-2, AMBAC,
4 5/8s, 4/1/10	AA	5,500,000	5,567,485
Cobb Cnty., Dev. Auth. U. Fac. Rev. Bonds (Kennesaw
State U. Hsg.), Ser. A, MBIA, 5s, 7/15/29	Aa3	5,215,000	5,254,842
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific
Corp.), 6 1/2s, 6/1/31	B2	900,000	831,681
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	AA	1,000,000	1,001,920
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas)
Ser. A, 6s, 7/15/22	A1	7,650,000	7,192,683
Ser. A, 5 1/2s, 9/15/23	A1	1,000,000	885,940
Ser. B, 5s, 3/15/11	A1	5,000,000	4,952,750
			33,387,301

Hawaii (0.1%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 3.2s, 1/1/09	Aaa	345,000	346,967
HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A,
FNMA Coll., 5 3/4s, 7/1/30	Aaa	280,000	281,403
			628,370

Idaho (0.3%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	1,460,000	1,447,721

Illinois (8.3%)
Chicago, G.O. Bonds, Ser. A, FSA, 5s, 1/1/27	Aaa	745,000	753,754
Chicago, Board of Ed. VRDN, Ser. C-1, FSA, 2.35s,
3/1/31	VMIG1	6,160,000	6,160,000
Chicago, Single Fam. Mtge. Rev. Bonds, Ser. A, GNMA
Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/20	Aaa	1,280,000	1,268,723
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A,
MBIA, zero %, 1/1/24	AA	1,600,000	693,600
Cook Cnty., Cmnty. G.O. Bonds (Cons. School Dist. No.
64 Pk. Ridge), FSA, 5 1/2s, 12/1/16	Aaa	1,580,000	1,774,814
IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B,
6s, 5/15/26 (Prerefunded)	AAA	3,200,000	3,517,568
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A1	4,000,000	4,225,280
IL Fin. Auth. Rev. Bonds

(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	3,000,000	2,822,730
(Silver Cross Hosp. & Med.), 5 1/2s, 8/15/30	A	4,000,000	3,752,600
(Alexian), Ser. A, FSA, 5 1/4s, 1/1/22	Aaa	6,000,000	6,067,680
Kendall & Kane Cntys., Cmnty. United School Dist. G.O.
Bonds (No. 115 Yorkville), FGIC, zero %, 1/1/21	A2	1,075,000	572,771
Lake Cnty., Cmnty. Construction G.O. Bonds (School
Dist. No. 073 Hawthorn), FGIC, zero %, 12/1/20	AA+	1,650,000	886,050
Lake Cnty., Cmnty. School Dist. G.O. Bonds (No. 073
Hawthorn), Ser. 02, FGIC, zero %, 12/1/21	AA+	1,950,000	981,494
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick), Ser. A, MBIA
zero %, 12/15/22	AA	2,500,000	1,221,474
zero %, 12/15/21	AA	6,000,000	3,101,580
Metropolitan Pier & Exposition Auth. Rev. Bonds
(McCormack Place Expansion Project), MBIA, 5s, 12/15/28	AAA	1,770,000	1,781,275
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	A	1,972,000	1,788,486
Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A,
MBIA
zero %, 4/1/25	AA	1,870,000	774,872
zero %, 4/1/21	AA	2,230,000	1,179,001
			43,323,752

Indiana (3.3%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	390,000	360,617
Carmel Clay, Indl. Parks Bldg. Corp. Rev. Bonds, MBIA,
5s, 1/15/26	AA	2,000,000	2,027,420
Fairfield, School Bldg. Corp. Ind. Rev. Bonds, FGIC,
5s, 7/15/24	AA	3,000,000	3,004,170
IN Bk. Special Program Gas Rev. Bonds, Ser. A
5 1/4s, 10/15/21	Aa2	180,000	176,463
5 1/4s, 10/15/18	Aa2	2,000,000	2,002,960
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	AA	2,695,000	2,707,046
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	4,700,000	4,420,632
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	2,500,000	2,368,700
			17,068,008

Iowa (1.1%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	3,680,000	4,352,114
IA State Higher Ed. Loan Auth. Rev. Bonds
5s, 10/1/22	BBB-/F	605,000	573,764
(Wartburg), Ser. A, 5s, 10/1/21	BBB-/F	605,000	577,987
			5,503,865

Kansas (1.2%)
Burlington, Env. Impt. Mandatory Put Bonds (Pwr. &
Lt.), Ser. A2, FGIC, 5s, 4/1/10	A	5,250,000	5,238,922
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	1,000,000	1,006,380
			6,245,302

Kentucky (0.4%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 5/8s, 10/1/28 (Prerefunded)	AAA/P	1,470,000	1,615,912
6 5/8s, 10/1/28	A-/F	405,000	413,416
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	290,000	284,838
			2,314,166

Louisiana (2.5%)
De Soto Parish, Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 11/1/18	BBB	1,500,000	1,307,535
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	690,000	745,980
LA State Office Fac. Corp. Lease Rev. Bonds (Capitol
Complex), Ser. A, MBIA
5 1/2s, 3/1/13	AA	2,000,000	2,049,040
5 1/2s, 3/1/12	AA	3,440,000	3,527,341
Rapides, Fin. Auth. Mandatory Put Bonds (Cleco Pwr.),
5 1/4s, 3/1/13	Baa1	5,250,000	5,174,610
			12,804,506

Maine (0.5%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	825,000	824,736
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	1,950,000	1,907,120
			2,731,856

Maryland (0.4%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.)

6s, 1/1/43	BBB-	875,000	861,175
5 3/4s, 1/1/38	BBB-	550,000	528,875
MD State Indl. Dev. Fin. Auth. Rev. Bonds
(Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	499,955
			1,890,005

Massachusetts (10.5%)
MA State Dev. Fin. Agcy. Rev. Bonds
(MA Biomedical Research), Ser. C, 6 3/8s, 8/1/17	Aa3	2,785,000	2,935,418
(MA Biomedical Research), Ser. C, 6 1/4s, 8/1/20	Aa3	2,850,000	2,984,919
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	1,360,000	1,260,802
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	2,085,000	2,496,767
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	1,500,000	1,524,555
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	AAA	27,100,000	27,643,083
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	1,918,538
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,310,673
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28	BB-/P	2,095,000	2,028,589
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	3,790,000	3,894,830
(Care Group), Ser. B-2, MBIA, 5 3/8s, 2/1/26	AAA	700,000	716,016
(Care Group), Ser. B-2, MBIA, 5s, 2/1/25	AAA	800,000	795,552
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,678,194
MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s,
7/1/13 (Prerefunded)	AAA	2,370,000	3,053,840
			54,241,776

Michigan (4.3%)
Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	AA	1,435,000	1,394,619
Ser. A, FGIC, 5s, 7/1/30	A+	4,505,000	4,347,821
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BBB-	1,300,000	1,303,562
Detroit, City School Dist. G.O. Bonds, Ser. A, FSA,
6s, 5/1/29	Aaa	1,000,000	1,166,380
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 2.4s, 7/1/33	VMIG1	3,800,000	3,800,000
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	150,000	146,750
MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo
College), 5 1/2s, 12/1/18	A1	500,000	524,610
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	3,000,000	2,912,970
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A+	1,250,000	1,296,850
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	2,210,000	2,196,320
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	P-2	500,000	501,215
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,650,000	1,809,572
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	575,000	495,920
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	750,000	620,250
			22,516,839

Minnesota (1.2%)
Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev.
Bonds, Ser. G-3, U.S. Govt. Coll., 5.45s, 12/1/31
(Prerefunded)	A+	1,705,000	1,843,940
MN State Higher Ed. Fac. Auth. Rev. Bonds (U. of St.
Thomas), Ser. 6-I, 5s, 4/1/23	A2	500,000	506,950
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.)
Ser. M, 5 3/4s, 1/1/37	Aa1	980,000	995,592
Ser. B, 5s, 7/1/34	Aa1	460,000	458,712
MN State Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds,
6.05s, 7/1/31	Aa1	400,000	402,900
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	995,000	958,145
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Baa3	1,150,000	1,130,186
			6,296,425

Mississippi (1.7%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	1,000,000	1,047,100
Ser. B, 6.7s, 4/1/22	Baa2	1,055,000	1,095,111
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.)
5.9s, 5/1/22	BBB	3,000,000	2,949,870
5 7/8s, 4/1/22	BBB	2,330,000	2,285,893
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	1,320,000	1,357,962
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	370,000	371,217
			9,107,153

Missouri (6.4%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A

5 1/2s, 6/1/32	A+	1,500,000	1,445,895
5 1/2s, 6/1/16	A+	3,000,000	3,117,990
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
B, GNMA Coll., FNMA Coll., 4.4s, 3/1/14	AAA	190,000	187,870
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U.), Ser. A, 5s, 2/15/33	Aaa	2,500,000	2,525,150
MO State Hlth. & Edl. Fac. Auth., (St. Luke's Health
System) Ser. 2003A, FSA, 51/2s, 11/15/28 (T)	AAA	10,000,000	10,211,700
MO State Hlth. & Edl. Fac. Auth. VRDN
(Washington U. (The)), Ser. B, 2.15s, 9/1/30	VMIG1	4,300,000	4,300,000
(SSM Hlth. Care), Ser. C-1, FSA, 2.4s, 6/1/19	Aaa	10,600,000	10,600,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan)
Ser. A, GNMA Coll., FNMA Coll., 7.2s, 9/1/26	AAA	25,000	25,157
Ser. C-1, GNMA Coll., FNMA Coll., 7.15s, 3/1/32	AAA	480,000	500,712
			32,914,474

Montana (0.7%)
Forsyth, Poll. Control VRDN (Pacific Corp.), 2.55s,
1/1/18	P-1	3,500,000	3,500,000

Nebraska (0.6%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	Aa3	3,100,000	3,034,559

Nevada (13.8%)
Clark Cnty.,G.O. Bonds 5s, 6/1/33 (T)	AA+	32,285,000	32,457,106
Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.),
FGIC, 5 5/8s, 11/1/19 (Prerefunded)	Aa1	3,505,000	3,664,441
Clark Cnty., Arpt. Rev. Bonds
Ser. A-2, FGIC, 5 1/8s, 7/1/26	Aa3	15,105,000	15,161,493
Ser. A-1, AMBAC, 5s, 7/1/24	AA	2,600,000	2,421,302
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	2,100,000	1,700,748
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC
6.1s, 12/1/38	AA	3,000,000	3,032,850
5 1/4s, 7/1/34	AA	3,000,000	2,634,570
Clark Cnty., School Dist. VRDN, Ser. A, FSA, 2.15s,
6/15/21	VMIG1	4,540,000	4,540,000
Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	AA+	3,935,000	3,972,933
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	1,165,000	745,600
(No. T-16), 5.1s, 3/1/21	BB/P	1,280,000	877,427
(No. T-17), 5s, 9/1/25	BB/P	620,000	494,921
			71,703,391

New Hampshire (0.3%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Southern NH Med.
Ctr.), Ser. A, 5 1/4s, 10/1/28	A-	1,815,000	1,685,427

New Jersey (4.2%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/F	1,300,000	1,486,913
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,000,000	955,060
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	5,000,000	4,794,600
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,800,000	2,663,304
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,750,000	2,647,865
(St. Peters U. Hosp.), 5 1/4s, 7/1/21	Baa2	2,325,000	2,286,405
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/20	A-	575,000	582,464
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/18	A-	520,000	530,868
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh
Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,500,000	1,543,380
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	Aaa	2,750,000	3,186,865
Ser. 1A, 5s, 6/1/29	BBB	1,350,000	1,055,727
			21,733,451

New Mexico (0.1%)
NM Mtge. Fin. Auth. FRN (Single Fam. Mtge.), Ser. C,
GNMA Coll., FNMA Coll., FHLMC Coll., 5.82s, 9/1/33	AAA	590,000	595,694

New York (8.4%)
Buffalo, G.O. Bonds, Ser. D, FGIC, 5 1/2s, 12/15/13	A2	1,000,000	1,056,030
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.), Ser. C, 5 5/8s, 11/15/14	Baa2	2,000,000	2,001,380
NY City, G.O. Bonds, Ser. J/J-1, 5s, 6/1/21	AA	1,000,000	1,033,270
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	AA+	1,500,000	1,523,550
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	1,400,000	1,413,258
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BBB-	770,000	829,560
(Brooklyn Navy Yard Cogen. Partners), Ser. G, 5 3/4s,
10/1/36	BBB-	2,000,000	1,946,560
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	2,100,000	1,755,579

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B	2,000,000	1,894,680
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	700,000	435,449
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement), 6s, 6/1/43	BBB	1,500,000	1,426,545
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/17	AA-	5,905,000	6,657,001
(NY Methodist Hosp.), 5 1/4s, 7/1/15	Baa2	500,000	515,055
(New York Methodist Hosp.), 5 1/4s, 7/1/11	Baa2	1,140,000	1,176,469
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	800,000	787,448
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	6,000,000	6,076,620
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 6/30/04, cost
$1,971,687) (RES)	BB/P	1,900,000	1,903,990
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	AA	9,000,000	9,125,820
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Rev.
Bonds (Seneca Meadows, Inc.), 6 5/8s, 10/1/35	B1	670,000	670,000
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	1,300,000	1,379,456
			43,607,720

North Carolina (3.4%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa1	1,000,000	1,030,810
Ser. A, 5 3/4s, 1/1/26	Baa1	4,000,000	4,027,360
Ser. B, 5.65s, 1/1/16	Baa1	1,000,000	1,024,820
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	Baa1	1,055,000	1,049,450
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	968,630
(First Mtge. - Pines at Davidson), Ser. A, 5s, 1/1/18	A-/F	335,000	339,744
(Pines at Davidson), Ser. A, 5s, 1/1/15	A-/F	635,000	655,682
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A2	8,000,000	8,322,560
			17,419,056

North Dakota (1.4%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded)	Baa2	2,000,000	2,197,440
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg.
& Auxillary Fac.), FSA, 5s, 4/1/19	Aaa	500,000	528,950
ND State Hsg. Fin. Agcy. Rev. Bonds (Hsg. Fin.), Ser.
B, 4.8s, 7/1/37	Aa1	5,575,000	4,555,165
			7,281,555

Ohio (9.2%)
American Muni. Pwr. - Ohio, Inc., Rev. Bonds (Prarie
State Energy Campus PJ-A) AGO, 5 1/4s, 2/15/33 (T)	AAA	10,000,000	10,217,900
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 3/4s, 6/1/34	BBB	14,300,000	11,915,188
5 1/8s, 6/1/24	BBB	2,240,000	1,994,966
Cincinnati, City School Dist. COP (School Impt.), FSA,
5s, 12/15/28	Aaa	2,500,000	2,546,025
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	B-	1,700,000	1,502,137
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/25	Aa3	1,000,000	1,021,370
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	700,000	689,521
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	3,100,000	2,944,039
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. A, 5s, 5/1/30	Aa2	2,025,000	1,926,909
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,000,000	1,083,180
OH State Higher Ed. Fac. Comm. Rev. Bonds (John
Carroll U.), 5 1/4s, 11/15/33	A2	500,000	497,185
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	6,835,000	6,803,081
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	4,660,000	4,471,503
			47,613,004

Oklahoma (1.9%)
Durant, Cmnty. Facs. Auth. G.O. Bonds, XLCA, 5 3/4s,
11/1/24	A	1,730,000	1,829,977
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	3,075,000	3,223,769
Tulsa, Muni. Arpt. Trust Mandatory Put Bonds, Ser. B
6s, 12/1/08	B	2,000,000	1,985,980
5.65s, 12/1/08	B	2,840,000	2,816,968
			9,856,694

Oregon (0.9%)
Keizer, Special Assmt. Bonds (Keizer Station), Ser. A,

5.2s, 6/1/31	A3	2,500,000	2,463,674
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB-/P	1,040,000	895,866
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	1,045,000	1,046,735
			4,406,275

Pennsylvania (7.4%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Pittsburgh Mercy Hlth. Syst.), AMBAC, 5 5/8s, 8/15/26
(Prerefunded)	AA	5,000,000	5,007,700
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	Ba2	1,500,000	1,167,555
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.),
5.6s, 3/1/33	Baa1	2,025,000	1,901,718
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
5.4s, 1/1/15	BB/P	1,060,000	1,058,240
5.3s, 1/1/14	BB/P	710,000	710,625
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,715,000	1,751,821
Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes), Ser. A, 5s, 1/1/17	BBB+	1,320,000	1,302,140
Delaware Cnty., College Auth. Rev. Bonds (Neumann
College)
6s, 10/1/30	BBB	675,000	670,849
6s, 10/1/25	BBB	75,000	76,017
Delaware Cnty., Indl. Dev. Auth. Poll. Control VRDN
(Exelon), 2.55s, 4/1/21	VMIG1	2,530,000	2,530,000
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5 1/2s, 3/15/38	BBB	725,000	698,313
Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	A1	1,000,000	987,230
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	1,000,000	999,850
Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint Lukes
Hosp.), Ser. A, 5 1/2s, 8/15/40	Baa1	1,250,000	1,183,538
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A
6.6s, 1/1/19	B+	1,850,000	1,851,980
6 1/2s, 1/1/13	B+	1,000,000	1,001,660
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	729,315
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	2,017,935
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	842,301
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), Ser. A, 2.05s, 7/1/31	VMIG1	3,700,000	3,700,000
Philadelphia, Gas Wks. Rev. Bonds, Ser. A-1, FSA, 5s,
9/1/25	Aaa	2,505,000	2,540,244
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13
(In default) (NON)	D/P	1,462,206	146
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	580,000	587,105
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	3,000,000	3,380,910
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	550,000	527,874
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,000,000	1,101,590
			38,326,656

Puerto Rico (4.5%)
Cmnwlth. of PR, G.O. Bonds, Ser. A
FGIC, 5 1/2s, 7/1/16	Baa3	3,300,000	3,371,907
5s, 7/1/16	Baa3	5,000,000	5,022,450
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A, 6s, 7/1/38	Baa3	4,125,000	4,290,248
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
B, 6s, 7/1/39 (Prerefunded)	BBB+	8,000,000	8,597,040
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. M-2, 5 3/4s, 7/1/34	Baa3	1,750,000	1,787,783
			23,069,428

Rhode Island (--%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/4s, 6/1/42	BBB	200,000	180,520

South Carolina (3.7%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5.7s, 4/1/14	Baa2	1,000,000	995,150
Lexington Cnty., Hlth. Svcs. Dist. Hosp. Rev. Bonds,
5s, 11/1/23	A+	1,840,000	1,747,926
Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds
(SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	AA	2,500,000	2,468,725
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	2,000,000	2,269,380
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	BBB+/F	1,300,000	1,472,120

Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	2,445,000	2,738,009
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	305,000	341,551
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6 3/8s, 5/15/30 (Prerefunded)	BBB	4,135,000	4,606,307
SC Trans. Infrastructure Bk. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/1/27	Aa3	2,460,000	2,488,413
			19,127,581

South Dakota (1.3%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,450,000	2,391,788
SD Hsg. Dev. Auth. Rev. Bonds
(Home Ownership), Ser. C, 5 3/8s, 5/1/18	AAA	1,545,000	1,520,172
(Home Ownership Mtge.), Ser. J, 4 1/2s, 5/1/17	AAA	500,000	500,275
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford
Hlth.)
5s, 11/1/21	AA-	500,000	484,890
5s, 11/1/20	AA-	500,000	489,220
5s, 11/1/19	AA-	595,000	588,407
5s, 11/1/18	AA-	770,000	770,477
			6,745,229

Tennessee (3.6%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A
7 1/2s, 7/1/33 (Prerefunded)	Aaa	5,175,000	6,169,480
7 1/2s, 7/1/25 (Prerefunded)	Baa1	2,000,000	2,384,340
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	630,000	711,850
6 1/2s, 9/1/26 (Prerefunded)	AAA	370,000	418,070
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C
5s, 9/1/22	BBB+	3,100,000	2,940,660
5s, 9/1/19	BBB+	1,460,000	1,422,420
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A,
5 1/4s, 9/1/24	Aa3	5,000,000	4,640,100
			18,686,920

Texas (20.0%)
Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. (Sears
Methodist Retirement), 6s, 11/15/29	BB-/P	1,050,000	950,114
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	3,250,000	2,825,648
Brazoria Cnty., Brazos River Harbor Naval Dist. (Dow
Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	A3	390,000	329,854
Brazos River, Auth. Poll. Control Rev. Bonds Ser. D-1,
8 1/4s, 5/1/33	Caa1	500,000	487,065
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC), 5s, 3/1/41	Caa1	500,000	311,460
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	A3	2,850,000	2,728,106
Dallas Cnty., Util. & Reclaimation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	AA	4,000,000	3,953,400
Dallas, Area Rapid Transit, Sales Tax Rev Bonds Sr.
Lien, 5s, 12/1/33 (T)	Aa3	20,000,000	20,191,400
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev.
Bonds, Ser. A, FGIC, 5 3/4s, 11/1/13	A1	5,000,000	5,176,900
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/26	Aaa	2,020,000	2,052,118
El Paso, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG,
5 1/4s, 8/15/21	AAA	2,345,000	2,460,890
Frisco Indpt. School Dist. G.O. Bonds (School Bldg.),
Ser. B, MBIA, 5s, 7/15/28	A1	2,515,000	2,525,186
Gateway, Pub. Fac. Corp. Mandatory Put Bonds
(Stonegate Villas Apt.), FNMA Coll., 4.55s, 7/1/14	Aaa	1,500,000	1,512,540
Gulf Coast, Waste Disp. Auth. Rev. Bonds
(Valero Energy Corp.), 6.65s, 4/1/32	BBB	1,000,000	1,006,630
Ser. A, 6.1s, 8/1/24	BBB	550,000	512,875
Harris Cnty., G.O. Bonds, MBIA, zero %, 8/15/16	AAA	6,000,000	4,254,000
Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann
Hlth. Care), Ser. A, 6 3/8s, 6/1/29 (Prerefunded)	A2	1,500,000	1,651,440
Harris Cnty., Houston Sports Auth. Rev. Bonds, Ser. H,
MBIA, zero %, 11/15/25	AA	11,000,000	3,836,690
Leander, Indpt. School Dist. G.O. Bonds, PSFG, zero %,
8/15/14	AAA	4,330,000	3,440,791
Lower CO River Auth. Rev. Bonds, 5 3/4s, 5/15/37	A1	2,400,000	2,478,528
Matagorda Cnty., Navigation Dist. TX Poll. Control
Mandatory Put Bonds (Dist. No. 1 AEP Texas Central
Co.), 5 1/8s, 6/1/11	Baa2	1,500,000	1,505,550
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	B+	1,200,000	1,099,788
Montgomery Cnty., G.O. Bonds (Library), Ser. B, AMBAC,
5s, 3/1/26	AA	1,335,000	1,352,902
North TX Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,300,000	1,358,812
Ser. A, 5 5/8s, 1/1/33	A2	1,000,000	999,280
Ser. D, AGO, zero %, 1/1/28	Aaa	7,800,000	2,557,308
North TX, Thruway Auth. Rev. Bonds (Toll 2nd Tier),
Ser. F, 5 3/4s, 1/1/38	A3	2,000,000	1,917,880

Port Corpus Christi Indl. Dev. Corp. Rev. Bonds
(Valero), Ser. C, 5.4s, 4/1/18	BBB	1,535,000	1,526,220
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	3,000,000	3,079,410
San Antonio Wtr. Rev. Bonds, Ser. A, FSA, 5s, 5/15/32	Aaa	2,000,000	2,016,280
San Antonio, Muni. Drain Util. Syst. Rev. Bonds, MBIA,
5 1/4s, 2/1/23	AA	2,945,000	3,044,659
Snyder, Indpt. School Dist. G.O. Bonds (School Bldg.),
AMBAC
5 1/4s, 2/15/25	AA	1,280,000	1,318,438
5 1/4s, 2/15/24	AA	1,215,000	1,255,617
5 1/4s, 2/15/23	AA	1,150,000	1,192,378
Socorro, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
8/15/29	AAA	1,360,000	1,372,648
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.),
5 1/4s, 11/15/37	A-	1,100,000	958,221
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	2,000,000	1,941,960
6s, 7/1/19	Baa3	1,700,000	1,721,063
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5s, 12/15/15	A1	3,000,000	2,797,620
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	AA	8,000,000	8,097,680
			103,799,349

Utah (2.2%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A, MBIA,
U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	AA	8,165,000	8,185,249
Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s,
5/15/20 (Prerefunded)	Aa2	2,000,000	2,004,080
UT Trans. Auth. Sales Tax VRDN, Ser. A, 2.1s, 6/15/36	VMIG1	1,000,000	1,000,000
			11,189,329

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds, (Single Fam.), Ser. 23,
FSA, 5s, 5/1/34	Aaa	210,000	209,082
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	1,050,000	1,039,059
			1,248,141

Virginia (0.7%)
Fredericksburg, Indl. Dev. Auth. Rev. Bonds (Medicorp
Hlth. Syst.), Ser. B, 5 1/8s, 6/15/33	A3	500,000	461,995
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A
6.7s, 6/1/27	BB+/P	735,000	740,557
6.7s, 6/1/27 (Prerefunded)	BB+/P	265,000	299,325
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	2,500,000	2,384,550
			3,886,427

Washington (5.3%)
Chelan Cnty. Dev. Corp. Rev. Bonds (Alcoa), 5.85s,
12/1/31	Baa1	4,000,000	3,929,720
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A
5s, 12/1/22	A	940,000	949,005
5s, 12/1/21	A	940,000	955,350
Port of Seattle Rev. Bonds, Ser. B, MBIA, 5.8s, 2/1/20	Aa2	1,000,000	1,012,890
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	873,189
6 1/2s, 6/1/26	BBB	5,405,000	5,446,510
WA State G.O. Bonds (Motor Vehicle Fuel), Ser. B,
MBIA, 5s, 7/1/24	Aa1	4,000,000	4,096,280
WA State Hlth. Care Fac. Auth. Rev. Bonds, Ser. C,
Radian Insd., 5 3/8s, 8/15/28	A	900,000	859,113
WA State Hlth. Care Fac. Auth. VRDN (Multicare Hlth.
Syst.), Ser. D, FSA, 2.4s, 8/15/41	VMIG1	9,100,000	9,100,000
			27,222,057

West Virginia (1.3%)
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	3,450,000	3,226,820
Mason Cnty., Poll. Control FRB (Appalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/22	Baa2	750,000	740,513
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B1	2,025,000	1,900,402
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P	935,000	922,761
			6,790,496

Wisconsin (3.0%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	7,000,000	7,073,570
6 3/8s, 6/1/32	BBB	8,600,000	8,318,178
			15,391,748

Wyoming (0.4%)
WY Muni. Pwr. Agcy. Rev. Bonds (Pwr. Supply), Ser. A,
5 1/2s, 1/1/33	A2	950,000	953,411
WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A,
5 1/2s, 1/1/28	A2	1,000,000	1,013,870
			1,967,281

TOTAL INVESTMENTS

Total investments (cost $937,476,904)(b)			$937,947,506

FUTURES CONTRACTS OUTSTANDING at 7/31/08 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	187	$21,472,859	Sep-08	$(278,242)

NOTES

(a) Percentages indicated are based on net assets of $518,193,420.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at July 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $941,984,577, resulting in gross unrealized appreciation and depreciation of $16,845,286 and $20,882,357, respectively, or net unrealized depreciation of $4,037,071.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2008 was $1,903,990 or 0.4% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2008.

(T) Underlying security in a tender option bond transaction. These securities have been segregated as collateral for financing transactions.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, FRB and FRN are the current interest rates at July 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at July 31, 2008 (as a percentage of net assets):

Healthcare	51.1%
Utilities	28.5
Local Government	21.1
Industrial/Commodity	10.9
Air Transportation	10.8
Tobacco	10.0

The fund had the following insurance concentrations greater than 10% at July 31, 2008 (as a percentage of net assets):

AMBAC	16.7%
MBIA	16.1
FSA	14.6
FGIC	12.1

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Tender Option Bonds The fund may participate in transactions whereby a fixed-rate bond owned by the fund is transferred to a tender option bond trust (“TOB trust”) ,sponsored by a broker, in exchange for residual interests in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the fixed-rate bonds through the inverse floating rate bonds. The inverse floating rate bonds held by the fund gives the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.

At July 31, 2008, the fund’s investments with a value of $73,078,106 were held by the TOB trust and served as collateral for $36,140,000 in floating-rate bonds outstanding. During the period ended July 31, 2008, the fund incurred imputed interest expense of $34,512 for these investments based on average interest rates of 1.70% to 2.33%.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$-	$(278,242)

Level 2	$937,947,506	$-

Level 3	$-	$-

Total	$937,947,506	$(278,242)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 25, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 25, 2008